ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	6 Months Ended
Jun. 30, 2015
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	At December 31, 2014	At June 30, 2015
Beginning of the period	$4,870	$7,638
Allowances (reversal) made during the period	5,436	(1,809)
Write off	(2,371)	(1,318)
Foreign exchange effect	(297)	(20)
Closing balance	$7,638	$4,491

Allowances for other receivables
ALLOWANCE
Schedule of allowances

	At December 31, 2014	At June 30, 2015
Beginning of the period	$8,905	$9,131
Allowances (reversal) made during the period	235	(235)
Write off	-	(3)
Foreign exchange effect	(9)	2
Closing balance	$9,131	$8,895

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances
	At December 31, 2014	At June 30, 2015
Beginning of the period	$1,306	$1,286
Allowances made during the period	13	761
Foreign exchange effect	(33)	-
Closing balance	$1,286	$2,047

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances
	At December 31, 2014	At June 30, 2015
Beginning of the period	$4,443	$4,460
Allowances made during the period	26	6
Foreign exchange effect	(9)	2
Closing balance	$4,460	$4,468